2. BASIS OF PREPARATION (Details 2) - BRL (R$) R$ in Millions				12 Months Ended
		Jan. 02, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations				R$ 2,865	R$ 2,969	[1]	R$ 1,401	[1]
Net income for the year from discontinuing operations					224	[1]	363	[1]
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax				252
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets				39
Others				57
TOTAL				3,968
Increase (decrease) in liabilities
Others				106
TOTAL				(1,676)
Increase (decrease) in liabilities				(1,676)
Cash generated by operating activities				R$ 8,607
As presented [member]
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations		R$ 1,379			2,904		1,379
Net income for the year from discontinuing operations		363			224		363
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax					111	[2]	16	[3]
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	[4]				130
Adjustment to expectation of contract asset and financial concession asset					(507)	[2]	(585)	[5]
Deffered PIS/Pasep and Cofins over contract revenues	[6]						985
Others					1,072
TOTAL					3,934		2,158
Increase (decrease) in liabilities
Concession contract and financial assets					373	[7]	1,704	[6]
Others					(67)		1,450
TOTAL					957		(2,023)
Increase (decrease) in liabilities					957		(2,023)
Cash generated by operating activities					5,197		3,289
Adjustment [member]
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations		22			65		22
Net income for the year from discontinuing operations
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax					34	[2]	11	[3]
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	[4]				(5)
Adjustment to expectation of contract asset and financial concession asset					(249)	[2]	(92)	[5]
Deffered PIS/Pasep and Cofins over contract revenues	[6]				15		2
Others
TOTAL					(138)		(57)
Increase (decrease) in liabilities
Concession contract and financial assets					138	[7]	57	[6]
Others
TOTAL					138
Increase (decrease) in liabilities					138
Cash generated by operating activities					136		57
Restated [member]
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations		1,401	[1]		2,971	[8]	1,401	[8]
Net income for the year from discontinuing operations		R$ 363	[1]		224	[8]	363	[8]
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax	[8]				145		27
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	[8]				125		61
Adjustment to expectation of contract asset and financial concession asset					(756)	[2]	(677)	[5]
Deffered PIS/Pasep and Cofins over contract revenues	[6]				15		987
Others	[8]				(9)		(28)
TOTAL	[8]				444		3,211
Increase (decrease) in liabilities
Concession contract and financial assets					511	[7]	1,761	[6]
Others	[8]				4		(165)
TOTAL	[8]				(957)		2,023
Increase (decrease) in liabilities	[8]				(957)		2,023
Cash generated by operating activities	[8]				R$ 2,036		R$ 1,008

[1]	See note 2.8.
[2]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component and the result of the periodic tariff revision.
[3]	Deferral of income tax and social contribution tax over the adjustments.
[4]	Others immaterial adjustments referring to impairment losses and others expected losses.
[5]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component in the contract asset and the result of the periodic tariff revision.
[6]	Effects of PIS/Pasep and Cofins over contract revenues, including the deferred taxes.
[7]	Adjustments in the amounts of the contract assets that were received, due to the reallocation of the consideration to performance obligation to construct and upgrade.
[8]	For further details of restatement of comparative balances, see Note 2.8